SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Percentage of ownership in subsidiary	100.00%
Percentage of mexican royalty	7.50%
Percentage of extraordinary royalty	0.50%
Mining assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Remaining useful life of asset	3 years
Mining assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Remaining useful life of asset	10 years
Buildings [member]
IfrsStatementLineItems [Line Items]
Remaining useful life of asset	20 years
Processing Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Remaining useful life of asset	4 years
Processing Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Remaining useful life of asset	8 years